INCOME TAX - Schedule of calculation of the deferred tax assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets [line items]
Net Operating Losses at year-end	€ (66,739)	€ (60,907)	€ (37,992)
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	9,647	11,670	214
Deferred tax assets	27,471	30,933	35,082
Current net deferred tax assets	8,900	18,400
Tax losses
Deferred tax assets [line items]
Deferred tax assets	4,700	5,914	€ 10,626
NETHERLANDS
Deferred tax assets [line items]
Net Operating Losses at year-end	18,801	21,926
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	(4,700)	(5,482)
Deferred tax assets	160	40
NETHERLANDS | 2020
Deferred tax assets [line items]
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	0	(5,482)
NETHERLANDS | 2021 and after
Deferred tax assets [line items]
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	(4,700)	0
NETHERLANDS | Tax losses
Deferred tax assets [line items]
Deferred tax assets	4,700	5,482
FRANCE
Deferred tax assets [line items]
Net Operating Losses at year-end	0	1,394
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	0	432
FRANCE | Tax losses
Deferred tax assets [line items]
Deferred tax assets	€ 0	€ 432